PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation	$ 463	$ 448	$ 493
Property plant and equipment impairment	716	294
Right of use assets under operating leasing	1,056	1,117
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Right of use assets under operating leasing	1,100	1,100
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 500	$ 500	$ 400